FINANCIAL RISK MANAGEMENT, Renegotiated Loans and Expected Credit Loss (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	S/ 1,800,465	S/ 1,669,395
Allowance for loan losses	9,071,011	10,435,623
Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	1,786,338	1,668,329
Allowance for loan losses	948,708	885,143
Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans COVID	18,941,014	31,554,903
Allowance for loan losses	2,411,953	3,847,863
Stage 1 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	60,420	111,638
Allowance for loan losses	1,097	5,063
Stage 1 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans COVID	10,747,826	20,555,760
Allowance for loan losses	178,357	591,306
Stage 2 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	44,861	33,406
Allowance for loan losses	10,617	6,864
Stage 2 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans COVID	5,440,274	8,679,864
Allowance for loan losses	666,092	1,867,300
Stage 3 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	1,681,057	1,523,285
Allowance for loan losses	936,994	873,216
Stage 3 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans COVID	2,752,914	2,319,279
Allowance for loan losses	S/ 1,567,504	S/ 1,389,257